Note 11 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating loss carryforward, after offset unrecognized tax benefits in 2016	¥ 28,003	¥ 33,611
Less: valuation allowances	(25,912)	(25,334)
Total	2,091	8,277
Intangible assets, net	339	2,604
Investment income		11,973
Dividend withholding taxes	16,800
Total	¥ 17,139	¥ 14,577